Appendix 3 Detail of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 13,487,584	$ 151,989,905		$ 36,892
Other current financial assets	163,975	38,564,527
Other current non-financial assets	7,588,980	10,838,242
Trade and other current receivables	209,178,012	239,425,507		28,571
Current accounts receivable from related parties	288,344,589	135,105,117
Inventories	29,674,090	43,770,781
Current taxes receivable	42,647,814	52,773,274
TOTAL CURRENT ASSETS	591,085,044	672,467,353		65,463
Other non-current financial assets	7,189,429	2,362,570
Other non-current non-financial assets	14,845,654	12,545,299
Trade and other non-current receivables	82,929,822	1,156,638
Non-current receivables due from related parties	80,339,778
Investments accounted for using the equity method	7,911,342	12,826,892	$ 16,912,454
Intangible assets other than goodwill, net	30,393,637	23,910,977	18,607,973
Goodwill	24,860,356	24,860,356	24,860,356
Property, plant and equipment, net	2,747,643,715	2,919,097,994	$ 2,788,204,501	5,917,673
TOTAL NON-CURRENT ASSETS	2,996,113,733	2,996,760,726
TOTAL ASSETS	3,587,198,777	3,669,228,079		5,983,136
Other current financial liabilities	96,335,567	125,350,544
Trade and other current payables	227,887,342	275,331,618
Current accounts payable to related parties	137,867,183	152,932,289
Other current provisions	3,619,734	5,182,867		42,535
Current tax liabilities	17,662,740	12,541,174
Other current non-financial liabilities	4,811,150	22,542,716
TOTAL CURRENT LIABILITIES	488,183,716	593,881,208		$ 42,535
Other non-current financial liabilities	829,976,921	799,813,225
Trade and other payables, Non-current	2	450,421
Non-current accounts payables to related parties	2,497,660
Other long-term provisions	143,448,085	79,493,801
Deferred tax liabilities	130,094,726	183,487,402
Non-current provisions for employee benefits	19,143,273	14,610,975
TOTAL NON-CURRENT LIABILITIES	1,125,160,667	1,077,855,824
TOTAL LIABILITIES	1,613,344,383	1,671,737,032
Foreign Currency UF [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	33,068,422	32,142,094
TOTAL CURRENT LIABILITIES	33,068,422	32,142,094
Other non-current financial liabilities	274,870,030	297,118,434
TOTAL NON-CURRENT LIABILITIES	274,870,030	297,118,434
TOTAL LIABILITIES	307,938,452	329,260,528
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	679,471	137,208,062
Other current financial assets	163,975	447,236
Other current non-financial assets	7,588,980	8,950,756
Trade and other current receivables	208,325,320	239,394,990
Current accounts receivable from related parties	233,279,330	93,195,997
Inventories	29,674,090	43,770,781
Current taxes receivable	42,647,814	52,627,429
TOTAL CURRENT ASSETS	522,358,980	575,595,251
Other non-current financial assets	7,189,429	2,326,484
Other non-current non-financial assets	14,845,654	12,275,188
Trade and other non-current receivables	82,929,822	1,135,383
Non-current receivables due from related parties	45,932,636
Investments accounted for using the equity method	7,911,342	12,826,892
Intangible assets other than goodwill, net	30,393,637	23,651,498
Goodwill	24,860,356	24,860,356
Property, plant and equipment, net	2,747,643,715	2,903,535,873
TOTAL NON-CURRENT ASSETS	2,961,706,591	2,980,611,674
TOTAL ASSETS	3,484,065,571	3,556,206,925
Other current financial liabilities	4
Trade and other current payables	211,168,146	272,993,946
Current accounts payable to related parties	94,356,715	101,987,841
Other current provisions	3,619,734	5,158,200
Current tax liabilities	17,662,740	12,129,598
Other current non-financial liabilities	4,811,150	22,532,655
TOTAL CURRENT LIABILITIES	331,618,489	414,802,240
Trade and other payables, Non-current	2	445,659
Other long-term provisions	143,448,085	79,493,801
Deferred tax liabilities	130,094,726	183,487,402
Non-current provisions for employee benefits	19,143,273	14,610,975
TOTAL NON-CURRENT LIABILITIES	292,686,086	278,037,837
TOTAL LIABILITIES	624,304,575	692,840,077
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	5,191,174	8,670,454
Other current financial assets		38,117,291
Other current non-financial assets		969,768
Trade and other current receivables	769,099
Current accounts receivable from related parties	33,340,174	18,430,902
TOTAL CURRENT ASSETS	39,300,447	66,188,415
Other non-current financial assets		36,086
Other non-current non-financial assets		52,108
Non-current receivables due from related parties	34,407,142
TOTAL NON-CURRENT ASSETS	34,407,142	88,194
TOTAL ASSETS	73,707,589	66,276,609
Other current financial liabilities	63,267,141	93,208,450
Trade and other current payables	15,118,688	1,081,390
Current accounts payable to related parties	4,994,509	21,619,106
TOTAL CURRENT LIABILITIES	83,380,338	115,908,946
Other non-current financial liabilities	555,106,891	502,694,791
Trade and other payables, Non-current		4,762
Non-current accounts payables to related parties	2,497,660
TOTAL NON-CURRENT LIABILITIES	557,604,551	502,699,553
TOTAL LIABILITIES	640,984,889	618,608,499
Foreign Currency Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	7,096,519	6,057,793
Trade and other current receivables		30,517
Current taxes receivable		145,845
TOTAL CURRENT ASSETS	7,096,519	6,234,155
Other non-current non-financial assets		218,003
Trade and other non-current receivables		21,255
Intangible assets other than goodwill, net		259,479
Property, plant and equipment, net		15,562,121
TOTAL NON-CURRENT ASSETS		16,060,858
TOTAL ASSETS	7,096,519	22,295,013
Trade and other current payables		511,460
Other current provisions		24,667
Current tax liabilities		411,576
Other current non-financial liabilities		10,061
TOTAL CURRENT LIABILITIES		957,764
TOTAL LIABILITIES		957,764
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	520,420	53,596
Other current non-financial assets		917,718
Trade and other current receivables	83,593
Current accounts receivable from related parties	21,725,085	23,478,218
TOTAL CURRENT ASSETS	22,329,098	24,449,532
TOTAL ASSETS	22,329,098	24,449,532
Trade and other current payables	1,600,508	744,822
Current accounts payable to related parties	38,515,959	29,325,342
TOTAL CURRENT LIABILITIES	40,116,467	30,070,164
TOTAL LIABILITIES	$ 40,116,467	$ 30,070,164